Revenue from Contracts with Customers	12 Months Ended
Mar. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customer	Revenue from Contracts with Customers

Impact of Adoption

We adopted ASC 606 on April 1, 2018, using the modified retrospective method. Revenues for reporting periods beginning after April 1, 2018 are presented under Topic 606, while prior periods are not adjusted and continue to be reported under the accounting standard in effect for those periods. We recorded an increase to the beginning balance of equity as of April 1, 2018, due to the cumulative impact of adopting the standard, as discussed further below.

Based on our evaluation, we anticipate that from time to time, differences in the timing of revenues earned and our right to invoice customers may create contract assets or liabilities. These differences in timing would be the result of contracts that contain minimum volume commitments and tiered pricing provisions, primarily within our Water Solutions segment. In addition, we completed the process of implementing appropriate changes to our business processes, systems and controls to support recognition and disclosure under this standard. Furthermore, under this standard we made an accounting policy election to exclude from the measurement of the transaction price all taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction that we collect from a customer.

As discussed previously, we sold our general partner interest in TransMontaigne Partners L.P. (“TLP”) and deferred a portion of the gain related to the sale of which the current portion was recorded in accrued expenses and other payables and the long-term portion was recorded in other noncurrent liabilities at March 31, 2018 within our consolidated balance sheet. During the years ended March 31, 2018 and 2017, we recognized $30.1 million and $30.1 million, respectively, of the deferred gain in our consolidated statements of operations. As this transaction was accounted for under the real estate guidance in ASC 360-20, Property, Plant and Equipment, we had been amortizing the gain over the life of the related lease agreements. Upon adoption of ASC 606, we determined that this transaction should be accounted for under the guidance of ASC 810-10-40 and utilizing the modified retrospective approach of adoption, the deferred gain as of March 31, 2018 of $139.3 million was recognized in the beginning balance of retained earnings as part of our cumulative effect adjustment at April 1, 2018.

The following tables summarize the impact of adoption on our consolidated balance sheet at March 31, 2019 and our consolidated statements of operations for the year ended March 31, 2019:

	Consolidated Balance Sheet
	March 31, 2019
	As Reported	Balances Without Adoption of ASC 606	Effect of Change Increase/(Decrease)
	(in thousands)
Accrued expenses and other liabilities	$191,731	$221,844	$(30,113)
Other noncurrent liabilities	$63,575	$142,656	$(79,081)
Equity:
General partner	$(50,603)	$(50,712)	$109
Limited partners	$2,067,197	$1,958,113	$109,084

	Consolidated Statement of Operations
	March 31, 2019
	As Reported	Balances Without Adoption of ASC 606	Effect of Change Increase/(Decrease)
	(in thousands)
Loss on disposal or impairment of assets, net	$34,296	$4,183	$30,113
Operating income	$76,729	$106,842	$(30,113)
Net income	$339,395	$369,508	$(30,113)

Prior to April 1, 2018, we recognized revenue for services and products when all of the following criteria were met under Topic 605: (i) either services have been rendered or products have been delivered or sold; (ii) persuasive evidence of an arrangement existed; (iii) the price for services was fixed or determinable; and (iv) collectibility was reasonably assured. We recorded deferred revenue when we received amounts from our customers but had not yet met the criteria listed above. We recognized deferred revenue in our consolidated statement of operations when the criteria had been met and all services had been rendered.

Effective April 1, 2018, we recognize revenue for services and products under revenue contracts as our obligations to either perform services or deliver or sell products under the contracts are satisfied. A performance obligation is a promise in a contract to transfer a distinct good or service to the customer. A contract’s transaction price is allocated to each distinct performance obligation in the contract and is recognized as revenue when, or as, the performance obligation is satisfied. Our revenue contracts in scope under ASC 606 primarily have a single performance obligation. The evaluation of when performance obligations have been satisfied and the transaction price that is allocated to our performance obligations requires significant judgment and assumptions, including our evaluation of the timing of when control of the underlying good or service has transferred to our customers and the relative stand-alone selling price of goods and services provided to customers under contracts with multiple performance obligations. Actual results can vary from those judgments and assumptions. We do not have any material contracts with multiple performance obligations or under which we receive material amounts of non-cash consideration at March 31, 2018. Our costs to obtain or fulfill our revenue contracts were not material as of March 31, 2019.

The majority of our revenue agreements are within scope under ASC 606 and the remainder of our revenue comes from contracts that are accounted for as derivatives under ASC 815 or that contain nonmonetary exchanges or leases and are in scope under Topics 845 and 840, respectively. See Note 12 for a detail of disaggregated revenue. Revenue from contracts accounted for as derivatives under ASC 815 within our Refined and Renewables segment includes $69.7 million of net losses related to changes in the mark-to-market value of these arrangements recorded during the year ended March 31, 2019.

Payment terms and conditions vary by contract type, although terms generally include a requirement of payment within 30 to 60 days. In instances where the timing of revenue recognition differs from the timing of invoicing, we have determined our contracts generally do not include a significant financing component. The primary purpose of our invoicing terms is to allow customers to secure the right to reserve the product or storage capacity to be received or used at a later date, not to receive financing from our customers or to provide customers with financing.

We report taxes collected from customers and remitted to taxing authorities, such as sales and use taxes, on a net basis. We include amounts billed to customers for shipping and handling costs in revenues in our consolidated statements of operations.

Crude Oil Logistics Performance Obligations

Within the Crude Oil Logistics segment, revenue is disaggregated into two primary revenue streams that include revenue from the sale of commodities and service revenue. For sales of commodities, we are obligated to deliver a predetermined amount of product on a month-to-month basis to our customers. For these types of agreements, revenue is recognized at a point in time based on when the product is delivered and control is transferred to the customer.

For revenue received from services rendered, we are obligated to provide throughput services to move product via pipeline, truck, railcar, or marine vessel or to provide terminal maintenance services. In either case, the obligation is satisfied over time utilizing the output method based on each volume of product that is moved from the origination point to the final destination or based on the passage of time.

Water Solutions Performance Obligations

Within the Water Solutions segment, revenue is disaggregated into two primary revenue streams that include service revenue and commodity sales revenue. For contracts involving disposal services, we accept wastewater and solids for disposal at our facilities. In cases where we have agreed within a contract or are required by law to remove hydrocarbons from the wastewater, the skim oil will be valued as non-cash consideration. Ordinarily, it is required that the fair value of the skim oil is to be estimated at contract inception; however, due to variability of the form of the non-cash consideration, the amount and dollar value is unknown at the contract inception date. Accordingly, ASC 606-10-32-11 allows us to value the skim oil on the date in which the value becomes known.

The Water Solutions segment has certain disposal contracts that contain the following types of terms or pricing structures that involve significant judgment that impacts the determination and timing of revenue.

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Minimum volume commitments. We receive a shortfall fee if the customer does not deliver a certain amount of volume of wastewater over a specified period of time. At each reporting period, we make a determination as to the likelihood of earning this fee. We recognize revenue from these contracts when (i) actual volumes are received; and (ii) when the likelihood of a customer exercising its remaining rights to make up the deficient volumes under minimum volume commitments becomes remote (also known as the breakage model).

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Tiered pricing. For contracts with tiered pricing provisions, the period in which the tiers are earned and settled (i.e. the “reset period”) may vary from monthly to over a period of multiple months. If the tiered pricing is based on a month, we allocate the fee to the distinct daily service to which it relates. If the tiered pricing spans across multiple reporting periods, we estimate the total transaction price at the beginning of each reset period, based on the expected volumes. We revise our estimates of variable consideration at each reporting date throughout each reset period.

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Volume discount pricing. Volume discount pricing is a form of variable consideration whereby the customer pays for the volumes delivered on a cumulative basis. Similar to tiered pricing, the period in which the cumulative volumes are earned and settled (i.e. the “reset period”) may vary from daily to over a period of multiple months. If the volume discount is based on a month, we allocate the fee to the distinct daily service to which it relates. If the volume discount period spans across multiple reporting periods, we estimate the total transaction price at the beginning of each reset period, based on the expected volumes. We revise the estimate of variable consideration at each reporting date.

For all of our disposal contracts within the Water Solutions segment, revenue will be recognized over time utilizing the output method based on the volume of wastewater or solids we accept from the customer. For contracts that involve the sale of recovered hydrocarbons and freshwater, we will recognize revenue at a point in time, based on when control of the product is transferred to the customer.

Liquids Performance Obligations

Within the Liquids segment, revenue is disaggregated into two primary revenue streams that include revenue from the sale of commodities and providing services. For commodity sales, we are obligated to deliver a specified amount of product over a specified period of time. For these types of agreements, revenue is recognized at a point in time based on when the product is delivered and control is transferred to the customer. For revenue received from services rendered, we offer a variety of services which include: (i) storage services where product is commingled; (ii) railcar transportation services; (iii) transloading services; and (iv) logistics services. We are obligated to provide these services over a predetermined period of time. Revenue from service contracts is recognized at a point in time upon the transfer of control each month. All revenue from services is recognized over time utilizing the output method based on volumes stored or moved.

Refined Products and Renewables Performance Obligations

The Refined Products and Renewables segment has one distinct revenue stream, which is revenue from commodity sales. In these agreements, we are obligated to sell a predetermined amount of product over a specified period of time. Revenue for all commodity sales is recognized at a point in time once the customer has lifted the agreed-upon volumes.

Remaining Performance Obligations

Most of our service contracts are such that we have the right to consideration from a customer in an amount that corresponds directly with the value to the customer of our performance completed to date. Therefore, we are utilizing the practical expedient in ASC 606-10-55-18 under which we recognize revenue in the amount to which we have the right to invoice. Applying this practical expedient, we are not required to disclose the transaction price allocated to remaining performance obligations under these agreements. The following table summarizes the amount and timing of revenue recognition for such contracts at March 31, 2019 (in thousands):

Fiscal Year Ending March 31,
2020	$167,061
2021	128,572
2022	119,016
2023	113,861
2024	99,430
Thereafter	242,032
Total	$869,972

Many agreements are short-term in nature with a contract term of one year or less. For those contracts, we utilized the practical expedient in ASC 606-10-50 that exempts us from disclosure of the transaction price allocated to remaining performance obligations if the performance obligation is part of a contract that has an original expected duration of one year or less. Additionally, for our product sales contracts, we have elected the practical expedient set out in ASC 606-10-50-14A, which states that we are not required to disclose the transaction price allocated to remaining performance obligations if the variable consideration is allocated entirely to a wholly unsatisfied performance obligation. Under these agreements, each unit of product represents a separate performance obligation and therefore future volumes are wholly unsatisfied and disclosure of transaction price allocated to remaining performance obligations is not required. Under product sales contracts, the variability arises as both volume and pricing (typically index-based) are not known until the product is delivered.

Contract Assets and Liabilities

Amounts owed from our customers under our revenue contracts are typically billed as the service is being provided on a monthly basis and are due within 1-30 days of billing, and are classified as accounts receivable-trade on our consolidated balance sheets. Under certain of our contracts, we recognize revenues in excess of billings, referred to as contract assets, within prepaid expenses and other current assets in our consolidated balance sheets. Accounts receivable from contracts with customers are presented within accounts receivable-trade and accounts receivable-affiliates in our consolidated balance sheets. Our contract asset balances primarily relate to our underground cavern storage contracts with multi-period contracts in which the fee escalates each year and the customer provides upfront payment at the beginning of the contract period. We did not record any contract assets during this period.

Under certain of our contracts we may be entitled to receive payments in advance of satisfying our performance obligations under the contract. We recognize a liability for these payments in excess of revenue recognized, referred to as deferred revenue or contract liabilities, within advance payments received from customers in our consolidated balance sheets. Our deferred revenue primarily relates to:

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Prepayments. Some revenue contracts contain prepayment provisions within our Liquids segment. Revenue received related to our underground cavern storage services is received upfront at the beginning of the contract period and is deferred until services have been rendered. In some cases, we also receive prepayments from customers purchasing commodities, which allows the customer to secure the right to receive their requested volumes in a future period. Revenue from these contracts is initially deferred, thus creating a contract liability.

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Multi-period contract in which fee escalates each subsequent year of the contract. Revenue from these contracts is recognized over time based on a weighted average of what is expected to be received over the life of the contract. As the actual amount billed and received from the customer differs from the amount of revenue recognized, a contract liability is recorded.

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Tiered pricing and volume discount pricing. As described above, we revise our estimates of variable consideration at each reporting date throughout each reset period. As the actual amount billed and received from the customer differs from the amount of revenue recognized, a contract liability is recorded.

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Capital reimbursements. Certain contracts in our Water Solutions segment require that our customers reimburse us for capital expenditures related to the construction of long-lived assets, such as water gathering pipelines and custody transfer points, utilized to provide services to them under the revenue contracts. Because we consider these amounts as consideration from customers associated with ongoing services to be provided to customers, we defer these upfront payments in deferred revenue and recognize the amounts in revenue over the life of the associated revenue contract as the performance obligations are satisfied under the contract.

The following tables summarizes the balances of our contract assets and liabilities at the dates indicated (in thousands):

	Balance at
	April 1, 2018	March 31, 2019
Accounts receivable from contracts with customers	$542,593	$613,827

Contract liabilities balance at April 1, 2018	$7,889
Payment received and deferred	77,981
Payment recognized in revenue	(77,409)
Contract liabilities balance at March 31, 2019	$8,461

Amounts in the tables above do not include contract assets and liabilities related to TPSL, as these amounts have been classified as current assets and current liabilities held for sale within our March 31, 2019 consolidated balance sheet (see Note 1 and Note 17).